13. INTANGIBLE ASSETS OTHER THAN GOODWILL	12 Months Ended
Dec. 31, 2018
Intangible assets other than goodwill [abstract]
13. INTANGIBLE ASSETS OTHER THAN GOODWILL
13.1	Classes of Intangible Assets

Balances in the different classes of intangible assets are as follows:

	As of December 31,	As of December 31,
	2018	2017
Description of classes of intangible assets	ThCh$	ThCh$

Intangible assets, net	47,719,373	43,426,623
Finite life intangible assets, net	8,074,505	18,083,654
Brands, net	28,810,403	15,533,324
Water rights, net	10,780,405	9,755,585
Easements, net	54,060	54,060

Identifiable intangible assets, net	47,719,373	43,426,623
Patents, trademarks and other rights, net	44,708,061	40,281,203
Computer software, net	3,011,312	3,145,420

Identifiable intangible assets, gross	62,642,536	57,244,405
Patents, trademarks and other rights, gross	48,721,303	43,909,217
Computer software, gross	13,921,233	13,335,188

Accumulated amortization and impairment, intangible assets, total	(14,923,163)	(13,817,782)
Patents, trademarks and other rights	(4,013,242)	(3,628,014)
Computer software	(10,909,921)	(10,189,768)

As of December 31, 2018, the Company has no restrictions on intangible assets and does not maintain acquisition commitments.

The book value of intangible with indefinite useful life was assigned to the cash generating unit (CGU) which corresponds to agricultural land, within the Wines segment. These intangible assets have been tested for impairment, together with agricultural land, i.e. CGUs were assessed, and no impairment was identified.

Changes of intangible as of December 31, 2018 are detailed as follows:

	Patents,	Computer	Identifiable
	trademarks and	software,	intangible assets,
	other rights, net	net	net
Movements in identifiable intangible assets	ThCh$	ThCh$	ThCh$
Opening balance	40,281,203	3,145,420	43,426,623
Changes:
Additions	1,540,842	571,053	2,111,895
Effect of translation in foreign subsidiaries	3,304,129	80,852	3,384,981
Withdrawals	(32,885)	(65,860)	(98,745)
Amortization	(385,228)	(720,153)	(1,105,381)
Total changes	4,426,858	(134,108)	4,292,750
Closing balance as of December 31, 2018	44,708,061	3,011,312	47,719,373

The amount due to amortization amounted to ThCh$ 1,105,381, ThCh$1,108,762 and, ThCh$1,119,655 as of December 31, 2018, 2017 and 2016, respectively, which is reflected in the statement of income included within item “depreciation and amortization”, within the line “administrative expenses” and line “costs of sales” corresponding to the portion which forms part of the inventory cost.

During the year from January to December 2018, no intangible assets have been internally developed.

Changes of intangible as of December 31, 2017 are detailed as follows:

	Patents,	Computer	Identifiable
	trademarks and	software,	intangible assets,
	other rights, net	net	net
Movements in identifiable intangible assets	ThCh$	ThCh$	ThCh$
Opening balance	37,709,777	2,937,938	40,647,715
Changes:
Additions	5,198,154	897,339	6,095,493
Effect of translation in foreign subsidiaries	(1,720,256)	(9,271)	(1,729,527)
Withdrawals	(478,296)	—	(478,296)
Amortization	(428,176)	(680,586)	(1,108,762)
Total changes	2,571,426	207,482	2,778,908
Closing balance as of December 31, 2017	40,281,203	3,145,420	43,426,623

Intangible assets with a finite useful life are amortized on a lineal basis during its useful life, beginning at the moment when these are ready to be used. Those intangibles with indefinite useful lives are not amortized and are subject to the application of an impairment test at least once a year, in conformity with IAS 36.

During the year from January to December 2017, no intangible assets have been internally developed.